FINANCIAL ASSETS AND LIABILITIES - Effect of Hedge Activity on Income and Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Cost of services	$ 16,550	$ 17,137	$ 17,676
Selling, general and administrative expenses	2,776	2,948	2,970
Other expenses	35	25	(29)
Cost of services.
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) from Hedge Activity	1	7	19
Selling, general and administrative expense.
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) from Hedge Activity		(1)	12
Other expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) from Hedge Activity	$ 4	$ 6	$ 20